Schedule Of Environmental Protection Agency Agreement Liability (Details)	Mar. 31, 2022 USD ($)
Environmental Protection Agency Agreement [Member]
Short-Term Debt [Line Items]
November 1, 2024	$ 2,000,000
Debt One [Member]
Short-Term Debt [Line Items]
November 1, 2021	11,000,000
Debt Two [Member] | Environmental Protection Agency Agreement [Member]
Short-Term Debt [Line Items]
November 1, 2021	3,000,000
Debt Three [Member] | Environmental Protection Agency Agreement [Member]
Short-Term Debt [Line Items]
November 1, 2021	$ 3,000,000